Loans (Details 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-Accrual Loans
Non-accrual loans	$ 3,230	$ 3,758
Commercial loans (not secured by real estate)
Non-Accrual Loans
Non-accrual loans	49	212
Consumer loans (not secured by real estate)
Non-Accrual Loans
Non-accrual loans	2	14
Total Real Estate Loan
Non-Accrual Loans
Non-accrual loans	3,179	3,532
Single-Family Residential - Banco de la Gente Non-Tradtional
Non-Accrual Loans
Non-accrual loans	1,232	1,709
Multifamily and Farmland
Non-Accrual Loans
Non-accrual loans	105	117
Single-family residential
Non-Accrual Loans
Non-accrual loans	1,642	1,266
Commercial
Non-Accrual Loans
Non-accrual loans	$ 200	$ 440